Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000244439 [Member] | Verizon Communications, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244439 [Member] | Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | Dolby Laboratories, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | International Business Machines Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000244439 [Member] | PepsiCo, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000244439 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000244439 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000244439 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000244439 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000244439 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244439 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244439 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000244439 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244439 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000258373 [Member] | Nucor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258373 [Member] | FedEx Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000258373 [Member] | TechnipFMC PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Mueller Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Reliance, inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | OneMain Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | New York Times Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Viatris, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000258373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000258373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000258373 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000258373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000258373 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000258373 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000258373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%